Warrants (Details) - $ / shares	3 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Feb. 29, 2020	Nov. 30, 2019
Number outstanding	21,923,624	21,923,624	22,123,623	23,740,290
Shares issuable upon exercise	21,784,885
June 2016 Warrants
Exercise price	$ 19.30
Number outstanding	277,478	277,478	277,478	277,478
Expiry	Jun. 02, 2021
Shares issuable upon exercise	138,739
March 2018 Warrants
Exercise price	$ 6.00
Number outstanding	291,666
Expiry	Mar. 16, 2021
Shares issuable upon exercise	291,666
March 2018 Warrants
Exercise price	$ 6.00
Number outstanding	150,000
Expiry	Mar. 21, 2021
Shares issuable upon exercise	150,000
March 2018 Placement Agent Warrants
Exercise price	$ 7.50
Number outstanding	29,166
Expiry	Mar. 16, 2021
Shares issuable upon exercise	29,166
March 2018 Placement Agent Warrants
Exercise price	$ 7.50
Number outstanding	15,000
Expiry	Mar. 21, 2021
Shares issuable upon exercise	15,000
2018 Firm Warrants
Exercise price	$ 0.75
Number outstanding	20,000,000	20,000,000	20,000,000	20,000,000
Expiry	Oct. 16, 2023
Shares issuable upon exercise	20,000,000
October 2018 Placement Agent Warrants
Exercise price	$ 0.9375
Number outstanding	1,160,314
Expiry	Oct. 16, 2023
Shares issuable upon exercise	1,160,314